Shareholder Report, Holdings (Details)	Jun. 30, 2024
Class A | Gates Industrial Corp. PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class A | Expedia Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Class A | Public Service Enterprise Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Class A | Littelfuse, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Class A | L3Harris Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class A | Restaurant Brands International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class A | Jones Lang LaSalle, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Class A | The Hanover Insurance Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Class A | FMC Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Class A | Avantor, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Class A | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Class A | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Class A | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Class A | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Class A | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Class A | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Class A | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Class A | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Class A | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Class A | Cash & other [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Class C | Gates Industrial Corp. PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class C | Expedia Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Class C | Public Service Enterprise Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Class C | Littelfuse, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Class C | L3Harris Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class C | Restaurant Brands International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class C | Jones Lang LaSalle, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Class C | The Hanover Insurance Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Class C | FMC Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Class C | Avantor, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Class C | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Class C | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Class C | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Class C | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Class C | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Class C | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Class C | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Class C | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Class C | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Class C | Cash & other [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Class I | Gates Industrial Corp. PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class I | Expedia Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Class I | Public Service Enterprise Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Class I | Littelfuse, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Class I | L3Harris Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class I | Restaurant Brands International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class I | Jones Lang LaSalle, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Class I | The Hanover Insurance Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Class I | FMC Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Class I | Avantor, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Class I | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Class I | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Class I | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Class I | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Class I | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Class I | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Class I | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Class I | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Class I | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Class I | Cash & other [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Class R-6 | Gates Industrial Corp. PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class R-6 | Expedia Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Class R-6 | Public Service Enterprise Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Class R-6 | Littelfuse, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Class R-6 | L3Harris Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class R-6 | Restaurant Brands International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class R-6 | Jones Lang LaSalle, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Class R-6 | The Hanover Insurance Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Class R-6 | FMC Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Class R-6 | Avantor, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Class R-6 | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Class R-6 | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Class R-6 | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Class R-6 | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Class R-6 | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Class R-6 | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Class R-6 | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Class R-6 | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Class R-6 | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Class R-6 | Cash & other [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%